Summary of Significant Accounting Policies (Details) - USD ($)	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Cash insured with federal deposit insurance corporation (in Dollars)		$ 250,000
Cash equivalents	$ 0
Term of restricted investments	185 days	185 days
Temporary equity shares outstanding	22,140,632	21,082,153
Antidilutive securities excluded from the computation of earnings per share		13,100,000
Offering Costs	$ 13,064,337
Public offering cost expensed	$ 587,958
Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issued		8,433,333
Antidilutive securities excluded from the computation of earnings per share	13,100,000
Initial Public Offering [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issued		4,666,667
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering Costs	$ 12,476,379
Common Class A [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Temporary equity shares outstanding	22,140,632	21,082,153
Shares subject to possible redemption	22,140,632
Public Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issued	8,433,333
Private Placement Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issued	4,666,667